S000057610 [Member] Expense Example, No Redemption - iMGP Low Duration Income Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 104
Expense Example, No Redemption, 3 Years	326
Expense Example, No Redemption, 5 Years	593
Expense Example, No Redemption, 10 Years	$ 1,355